Loans, Impaired Loans and Allowance for Credit Losses - Loans Maturities (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total loans	[1]	$ 757,283	$ 750,335
Allowance for credit losses		(6,372)	(5,348)
Total loans net of allowance for credit losses		750,911	744,987
Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		215,514	205,423
Total loans net of allowance for credit losses		215,514	205,423
One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		423,460	434,969
Total loans net of allowance for credit losses		423,460	434,969
Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		26,916	23,673
Total loans net of allowance for credit losses		26,916	23,673
Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		25,474	26,155
Total loans net of allowance for credit losses		25,474	26,155
No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		65,919	60,115
Allowance for credit losses		(6,372)	(5,348)
Total loans net of allowance for credit losses		59,547	54,767
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		344,182	349,279
Allowance for credit losses		(1,084)	(899)
Total loans net of allowance for credit losses		343,098	348,380
Residential mortgages [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		47,610	41,557
Residential mortgages [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		254,546	269,576
Residential mortgages [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		15,830	13,011
Residential mortgages [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		23,946	24,487
Residential mortgages [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		2,250	648
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		104,170	99,431
Allowance for credit losses		(2,414)	(2,137)
Total loans net of allowance for credit losses		101,756	97,294
Personal loans [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		18,279	15,772
Personal loans [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		37,875	37,279
Personal loans [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		5,593	5,328
Personal loans [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		1,189	1,282
Personal loans [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		41,234	39,770
Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		17,109	14,518
Allowance for credit losses		(1,237)	(1,083)
Total loans net of allowance for credit losses		15,872	13,435
Credit cards [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		17,109	14,518
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		291,822	287,107
Allowance for credit losses		(1,637)	(1,229)
Total loans net of allowance for credit losses		290,185	285,878
Business and government [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		149,625	148,094
Business and government [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		131,039	128,114
Business and government [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		5,493	5,334
Business and government [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		339	386
Business and government [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		5,326	5,179
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		320,947	322,179
Total loans net of allowance for credit losses		320,947	322,179
Floating interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		98,606	114,060
Floating interest rate [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		44,913	41,883
Floating interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		177,428	166,236
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		430,283	423,105
Total loans net of allowance for credit losses		430,283	423,105
Fixed interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		242,589	232,519
Fixed interest rate [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		58,002	56,707
Fixed interest rate [member] | Credit cards [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		17,109	14,518
Fixed interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		112,583	119,361
Non-rate sensitive [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		6,053	5,051
Allowance for credit losses		(6,372)	(5,348)
Total loans net of allowance for credit losses		(319)	(297)
Non-rate sensitive [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		2,987	2,700
Non-rate sensitive [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		1,255	841
Non-rate sensitive [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		$ 1,811	$ 1,510

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.